UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

December 31, 2017

ADESI-QTLY-0218
1.827901.112

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.3%
Tesla, Inc. (a)	18,800	$5,853,380
Hotels, Restaurants & Leisure - 1.9%
Churchill Downs, Inc.	16,800	3,909,360
Las Vegas Sands Corp.	148,200	10,298,418
McDonald's Corp.	45,300	7,797,036
Royal Caribbean Cruises Ltd.	113,700	13,562,136
U.S. Foods Holding Corp. (a)	166,000	5,300,380
		40,867,330
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	70,000	81,862,900
JD.com, Inc. sponsored ADR (a)	165,900	6,871,578
Netflix, Inc. (a)	44,900	8,619,004
Priceline Group, Inc. (a)	5,700	9,905,118
		107,258,600
Media - 1.4%
Charter Communications, Inc. Class A (a)	57,400	19,284,104
Comcast Corp. Class A	95,300	3,816,765
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,472,342	6,180,855
		29,281,724
Multiline Retail - 1.2%
B&M European Value Retail S.A.	1,008,713	5,769,067
Dollar Tree, Inc. (a)	176,400	18,929,484
		24,698,551
Specialty Retail - 1.1%
Lowe's Companies, Inc.	243,600	22,640,184
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy - Louis Vuitton SA	33,476	9,825,386
Tory Burch LLC (b)(c)(d)	28,846	1,437,671
		11,263,057

TOTAL CONSUMER DISCRETIONARY		241,862,826

CONSUMER STAPLES - 5.4%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	49,800	11,382,786
Monster Beverage Corp. (a)	99,300	6,284,697
		17,667,483
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.	508,900	50,253,875
Household Products - 0.4%
Colgate-Palmolive Co.	112,300	8,473,035
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	114,100	14,518,084
Tobacco - 1.1%
Altria Group, Inc.	216,800	15,481,688
Philip Morris International, Inc.	74,400	7,860,360
		23,342,048

TOTAL CONSUMER STAPLES		114,254,525

ENERGY - 5.4%
Energy Equipment & Services - 1.3%
Schlumberger Ltd.	395,100	26,625,789
Oil, Gas & Consumable Fuels - 4.1%
BP PLC	1,740,400	12,209,403
Cabot Oil & Gas Corp.	407,100	11,643,060
ConocoPhillips Co.	513,400	28,180,526
EOG Resources, Inc.	50,100	5,406,291
Phillips 66 Co.	146,100	14,778,015
Reliance Industries Ltd.	1,009,608	14,566,094
		86,783,389

TOTAL ENERGY		113,409,178

FINANCIALS - 20.8%
Banks - 8.3%
Bank of America Corp.	3,066,700	90,528,984
Citigroup, Inc.	525,600	39,109,896
JPMorgan Chase & Co.	429,500	45,930,730
		175,569,610
Capital Markets - 9.2%
CBOE Holdings, Inc.	377,400	47,020,266
Charles Schwab Corp.	384,300	19,741,491
CME Group, Inc.	43,600	6,367,780
KKR & Co. LP	446,300	9,399,078
Morgan Stanley	631,400	33,129,558
MSCI, Inc.	226,300	28,636,002
S&P Global, Inc.	41,200	6,979,280
State Street Corp.	142,100	13,870,381
TD Ameritrade Holding Corp.	455,200	23,274,376
The Blackstone Group LP	212,700	6,810,654
		195,228,866
Consumer Finance - 0.4%
Capital One Financial Corp.	86,500	8,613,670
Diversified Financial Services - 0.9%
KKR Renaissance Co-Invest LP unit (a)(c)	41,380	17,021,902
New Academy Holding Co. LLC unit (a)(c)(d)(e)	60,000	2,048,400
		19,070,302
Insurance - 1.0%
Chubb Ltd.	81,300	11,880,369
Enstar Group Ltd. (a)	48,000	9,636,000
		21,516,369
Thrifts & Mortgage Finance - 1.0%
Radian Group, Inc.	975,300	20,100,933

TOTAL FINANCIALS		440,099,750

HEALTH CARE - 9.2%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	76,100	9,100,799
Amgen, Inc.	19,200	3,338,880
Biogen, Inc. (a)	52,500	16,724,925
		29,164,604
Health Care Equipment & Supplies - 3.3%
Becton, Dickinson & Co.	157,200	33,650,232
Boston Scientific Corp. (a)	370,100	9,174,779
Danaher Corp.	125,100	11,611,782
Intuitive Surgical, Inc. (a)	24,600	8,977,524
ResMed, Inc.	62,700	5,310,063
		68,724,380
Health Care Providers & Services - 3.3%
Humana, Inc.	89,100	22,103,037
National Vision Holdings, Inc.	7,600	308,636
UnitedHealth Group, Inc.	216,300	47,685,498
		70,097,171
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	413,200	14,338,040
Bristol-Myers Squibb Co.	135,300	8,291,184
Mylan NV (a)	67,300	2,847,463
		25,476,687

TOTAL HEALTH CARE		193,462,842

INDUSTRIALS - 14.6%
Aerospace & Defense - 3.8%
Bombardier, Inc. Class B (sub. vtg.) (a)	1,344,600	3,241,160
General Dynamics Corp.	46,700	9,501,115
Huntington Ingalls Industries, Inc.	20,900	4,926,130
Northrop Grumman Corp.	87,500	26,854,625
Raytheon Co.	191,700	36,010,845
		80,533,875
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	82,300	9,806,045
Airlines - 0.4%
Copa Holdings SA Class A	26,600	3,565,996
Southwest Airlines Co.	81,800	5,353,810
		8,919,806
Building Products - 0.5%
A.O. Smith Corp.	157,800	9,669,984
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc.	207,000	13,653,720
KBR, Inc.	750,800	14,888,364
		28,542,084
Electrical Equipment - 0.2%
Melrose Industries PLC	1,548,047	4,435,183
Industrial Conglomerates - 1.2%
General Electric Co.	671,500	11,717,675
Honeywell International, Inc.	91,500	14,032,440
		25,750,115
Machinery - 3.5%
Caterpillar, Inc.	224,700	35,408,226
Rational AG	8,758	5,645,051
WABCO Holdings, Inc. (a)	98,700	14,163,450
Xylem, Inc.	277,500	18,925,500
		74,142,227
Professional Services - 0.6%
IHS Markit Ltd. (a)	268,000	12,100,200
Road & Rail - 1.9%
CSX Corp.	237,600	13,070,376
J.B. Hunt Transport Services, Inc.	142,200	16,350,156
Norfolk Southern Corp.	79,400	11,505,060
		40,925,592
Trading Companies & Distributors - 0.6%
Bunzl PLC	187,300	5,239,738
United Rentals, Inc. (a)	43,200	7,426,512
		12,666,250

TOTAL INDUSTRIALS		307,491,361

INFORMATION TECHNOLOGY - 25.8%
Internet Software & Services - 10.0%
2U, Inc. (a)	448,200	28,913,382
Alibaba Group Holding Ltd. sponsored ADR (a)	122,700	21,157,161
Alphabet, Inc. Class C (a)	114,000	119,289,601
Facebook, Inc. Class A (a)	197,400	34,833,204
Tencent Holdings Ltd. sponsored ADR (f)	127,200	6,604,224
		210,797,572
IT Services - 4.0%
MasterCard, Inc. Class A	166,000	25,125,760
PayPal Holdings, Inc. (a)	353,300	26,009,946
Visa, Inc. Class A	296,300	33,784,126
		84,919,832
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)(f)	217,300	2,233,844
Applied Materials, Inc.	34,700	1,773,864
ASML Holding NV	58,400	10,151,088
Broadcom Ltd.	18,200	4,675,580
Micron Technology, Inc. (a)	141,900	5,834,928
Qualcomm, Inc.	87,200	5,582,544
		30,251,848
Software - 6.1%
Adobe Systems, Inc. (a)	116,600	20,432,984
Altair Engineering, Inc. Class A (a)	9,000	215,280
Intuit, Inc.	32,100	5,064,738
Microsoft Corp.	758,100	64,847,874
Salesforce.com, Inc. (a)	273,400	27,949,682
Workday, Inc. Class A (a)	112,600	11,455,924
		129,966,482
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	530,900	89,844,207

TOTAL INFORMATION TECHNOLOGY		545,779,941

MATERIALS - 5.4%
Chemicals - 4.3%
CF Industries Holdings, Inc.	386,900	16,458,726
DowDuPont, Inc.	588,900	41,941,458
LyondellBasell Industries NV Class A	287,200	31,683,904
		90,084,088
Construction Materials - 0.7%
Eagle Materials, Inc.	133,900	15,170,870
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	638,500	8,945,095

TOTAL MATERIALS		114,200,053

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	64,400	9,187,948
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	94,100	5,976,291
UTILITIES - 0.7%
Electric Utilities - 0.0%
Vistra Energy Corp.	62,600	1,146,832
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	400,600	11,409,088
The AES Corp.	284,800	3,084,384
		14,493,472

TOTAL UTILITIES		15,640,304

TOTAL COMMON STOCKS
(Cost $1,641,426,883)		2,101,365,019

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (c)(d)	78,650	1,088,005
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc. Series H (c)(d)	138,378	5,499,986
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,587,991)		6,587,991
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,876,547)	2,500,000	1,750,000
	Shares	Value

Money Market Funds - 0.3%
Fidelity Securities Lending Cash Central Fund 1.36% (g)(h)
(Cost $6,244,090)	6,243,466	6,244,714
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,656,135,511)		2,115,947,724
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,541,927)
NET ASSETS - 100%		$2,112,405,797

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,276,819 or 1.6% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$4,365,590
Lyft, Inc. Series H	11/22/17	$5,499,986
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,854
Fidelity Securities Lending Cash Central Fund	8,598
Total	$24,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$242,950,831	$224,418,914	$9,825,386	$8,706,531
Consumer Staples	114,254,525	114,254,525	--	--
Energy	113,409,178	101,199,775	12,209,403	--
Financials	440,099,750	421,029,448	17,021,902	2,048,400
Health Care	193,462,842	193,462,842	--	--
Industrials	307,491,361	307,491,361	--	--
Information Technology	551,279,927	545,779,941	--	5,499,986
Materials	114,200,053	114,200,053	--	--
Real Estate	9,187,948	9,187,948	--	--
Telecommunication Services	5,976,291	5,976,291	--	--
Utilities	15,640,304	15,640,304	--	--
Corporate Bonds	1,750,000	--	1,750,000	--
Money Market Funds	6,244,714	6,244,714	--	--
Total Investments in Securities:	$2,115,947,724	$2,058,886,116	$40,806,691	$16,254,917

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

December 31, 2017

ADESII-QTLY-0218
1.827902.112

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Distributors - 0.2%
LKQ Corp. (a)	161,900	$6,584,473
Household Durables - 0.3%
KB Home	114,900	3,671,055
Taylor Morrison Home Corp. (a)	201,000	4,918,470
		8,589,525
Media - 3.7%
Comcast Corp. Class A	1,852,000	74,172,600
Interpublic Group of Companies, Inc.	460,600	9,285,696
Omnicom Group, Inc.	46,200	3,364,746
Sinclair Broadcast Group, Inc. Class A	140,800	5,329,280
The Walt Disney Co.	168,000	18,061,680
Time Warner, Inc.	78,800	7,207,836
Viacom, Inc. Class B (non-vtg.)	144,900	4,464,369
		121,886,207
Multiline Retail - 0.3%
Target Corp.	156,950	10,240,988
Specialty Retail - 2.5%
AutoZone, Inc. (a)	9,500	6,758,015
L Brands, Inc.	273,300	16,458,126
Lowe's Companies, Inc.	385,600	35,837,664
O'Reilly Automotive, Inc. (a)	23,200	5,580,528
Ross Stores, Inc.	13,100	1,051,275
Sally Beauty Holdings, Inc. (a)	251,000	4,708,760
TJX Companies, Inc.	167,400	12,799,404
		83,193,772

TOTAL CONSUMER DISCRETIONARY		230,494,965

CONSUMER STAPLES - 8.0%
Beverages - 1.6%
Dr. Pepper Snapple Group, Inc.	42,200	4,095,932
Molson Coors Brewing Co. Class B	169,500	13,910,865
The Coca-Cola Co.	780,600	35,813,928
		53,820,725
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,700	316,404
CVS Health Corp.	362,500	26,281,250
Kroger Co.	346,700	9,516,915
Wal-Mart Stores, Inc.	302,600	29,881,750
		65,996,319
Food Products - 0.6%
Campbell Soup Co.	131,900	6,345,709
Kellogg Co.	92,000	6,254,160
The J.M. Smucker Co.	40,300	5,006,872
The Simply Good Foods Co.	101,900	1,453,094
		19,059,835
Household Products - 1.6%
Kimberly-Clark Corp.	40,000	4,826,400
Procter & Gamble Co.	461,405	42,393,891
Reckitt Benckiser Group PLC	59,400	5,541,632
		52,761,923
Personal Products - 0.3%
Coty, Inc. Class A	134,800	2,681,172
Unilever NV (NY Reg.)	107,400	6,048,768
		8,729,940
Tobacco - 1.9%
Altria Group, Inc.	634,600	45,316,786
British American Tobacco PLC sponsored ADR	247,300	16,566,627
		61,883,413

TOTAL CONSUMER STAPLES		262,252,155

ENERGY - 13.0%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	348,100	11,013,884
Ensco PLC Class A (b)	225,000	1,329,750
National Oilwell Varco, Inc.	329,500	11,868,590
Oceaneering International, Inc.	315,400	6,667,556
		30,879,780
Oil, Gas & Consumable Fuels - 12.0%
Amyris, Inc. (a)(b)	142,422	534,083
Anadarko Petroleum Corp.	210,000	11,264,400
Apache Corp.	560,300	23,655,866
Cabot Oil & Gas Corp.	686,600	19,636,760
Cenovus Energy, Inc.	2,524,900	23,059,548
Cheniere Energy, Inc. (a)	85,100	4,581,784
Chevron Corp.	385,827	48,301,682
ConocoPhillips Co.	1,271,300	69,781,657
Golar LNG Ltd.	160,700	4,790,467
Imperial Oil Ltd.	458,790	14,318,482
Kinder Morgan, Inc.	1,203,300	21,743,631
Legacy Reserves LP (a)	123,424	198,713
Noble Energy, Inc.	37,800	1,101,492
PDC Energy, Inc. (a)	74,500	3,839,730
Phillips 66 Co.	36,100	3,651,515
Suncor Energy, Inc.	1,596,700	58,621,881
Teekay Offshore Partners LP	600,800	1,417,888
The Williams Companies, Inc.	1,674,392	51,052,212
Valero Energy Corp.	71,200	6,543,992
Williams Partners LP	653,600	25,346,608
		393,442,391

TOTAL ENERGY		424,322,171

FINANCIALS - 23.3%
Banks - 15.7%
Bank of America Corp.	4,043,400	119,361,168
Citigroup, Inc.	1,354,104	100,758,879
First Republic Bank	23,900	2,070,696
JPMorgan Chase & Co.	944,610	101,016,593
PNC Financial Services Group, Inc.	173,316	25,007,766
Regions Financial Corp.	1,025,700	17,724,096
Signature Bank (a)	69,500	9,539,570
Standard Chartered PLC (United Kingdom) (a)	285,279	3,004,707
SunTrust Banks, Inc.	714,300	46,136,637
U.S. Bancorp	566,242	30,339,246
Wells Fargo & Co.	972,850	59,022,810
		513,982,168
Capital Markets - 6.3%
Charles Schwab Corp.	483,155	24,819,672
KKR & Co. LP	805,085	16,955,090
Morgan Stanley	746,700	39,179,349
Northern Trust Corp.	360,695	36,029,824
State Street Corp.	660,590	64,480,190
TD Ameritrade Holding Corp.	52,700	2,694,551
The Blackstone Group LP	633,300	20,278,266
		204,436,942
Insurance - 0.3%
MetLife, Inc.	207,400	10,486,144
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	811,561	11,451,126
Radian Group, Inc.	966,691	19,923,502
		31,374,628

TOTAL FINANCIALS		760,279,882

HEALTH CARE - 13.8%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	167,100	19,983,489
Alnylam Pharmaceuticals, Inc. (a)	38,800	4,929,540
Amgen, Inc.	265,015	46,086,109
Biogen, Inc. (a)	36,000	11,468,520
BioMarin Pharmaceutical, Inc. (a)	68,300	6,090,311
Bioverativ, Inc.	6,400	345,088
Celldex Therapeutics, Inc. (a)	10,900	30,956
Genocea Biosciences, Inc. (a)(b)	144,100	167,156
Gilead Sciences, Inc.	16,000	1,146,240
Insmed, Inc. (a)	147,800	4,608,404
Intercept Pharmaceuticals, Inc. (a)(b)	177,414	10,364,526
Regeneron Pharmaceuticals, Inc. (a)	8,500	3,195,660
Spark Therapeutics, Inc. (a)	87,567	4,502,695
TESARO, Inc. (a)	5,000	414,350
Trevena, Inc. (a)	269,300	430,880
Vertex Pharmaceuticals, Inc. (a)	43,100	6,458,966
		120,222,890
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,665,151	41,279,093
Danaher Corp.	154,600	14,349,972
Medtronic PLC	69,500	5,612,125
ResMed, Inc.	16,000	1,355,040
Zimmer Biomet Holdings, Inc.	63,700	7,686,679
		70,282,909
Health Care Providers & Services - 3.4%
Aetna, Inc.	24,200	4,365,438
AmerisourceBergen Corp.	109,300	10,035,926
Anthem, Inc.	65,400	14,715,654
Cardinal Health, Inc.	331,200	20,292,624
Cigna Corp.	88,700	18,014,083
Express Scripts Holding Co. (a)	54,300	4,052,952
Humana, Inc.	28,900	7,169,223
McKesson Corp.	142,180	22,172,971
UnitedHealth Group, Inc.	55,600	12,257,576
		113,076,447
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)(b)	522,054	1,957,703
Pharmaceuticals - 4.5%
Allergan PLC	49,700	8,129,926
AstraZeneca PLC sponsored ADR	107,700	3,737,190
Bayer AG	38,200	4,746,856
Bristol-Myers Squibb Co.	93,000	5,699,040
CymaBay Therapeutics, Inc. (a)	649,100	5,971,720
GlaxoSmithKline PLC sponsored ADR	1,223,900	43,411,733
Jazz Pharmaceuticals PLC (a)	121,000	16,292,650
Johnson & Johnson	218,560	30,537,203
Novartis AG sponsored ADR	5,600	470,176
Sanofi SA	31,297	2,694,421
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	803,550	15,227,273
TherapeuticsMD, Inc. (a)(b)	1,622,731	9,801,295
		146,719,483

TOTAL HEALTH CARE		452,259,432

INDUSTRIALS - 10.4%
Aerospace & Defense - 1.9%
General Dynamics Corp.	17,300	3,519,685
The Boeing Co.	35,080	10,345,443
United Technologies Corp.	373,300	47,621,881
		61,487,009
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	154,979	13,807,079
FedEx Corp.	39,500	9,856,830
United Parcel Service, Inc. Class B	254,100	30,276,015
		53,939,924
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	52,700	3,583,073
Electrical Equipment - 1.0%
Acuity Brands, Inc.	62,300	10,964,800
AMETEK, Inc.	131,200	9,508,064
Hubbell, Inc. Class B	53,618	7,256,660
Melrose Industries PLC	2,294,821	6,574,704
		34,304,228
Industrial Conglomerates - 1.7%
General Electric Co.	3,136,700	54,735,415
ITT, Inc.	6,100	325,557
		55,060,972
Machinery - 0.8%
Flowserve Corp.	375,900	15,836,667
Snap-On, Inc.	5,300	923,790
Wabtec Corp. (b)	106,100	8,639,723
		25,400,180
Professional Services - 0.2%
IHS Markit Ltd. (a)	164,774	7,439,546
Road & Rail - 3.0%
CSX Corp.	467,900	25,739,179
Genesee & Wyoming, Inc. Class A (a)	121,800	9,589,314
J.B. Hunt Transport Services, Inc.	203,700	23,421,426
Norfolk Southern Corp.	108,200	15,678,180
Old Dominion Freight Lines, Inc.	2,500	328,875
Union Pacific Corp.	177,700	23,829,570
		98,586,544
Trading Companies & Distributors - 0.0%
Fastenal Co.	11,600	634,404
Univar, Inc. (a)	20,200	625,392
		1,259,796

TOTAL INDUSTRIALS		341,061,272

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,361,600	52,149,280
F5 Networks, Inc. (a)	23,100	3,031,182
		55,180,462
Electronic Equipment & Components - 0.2%
Itron, Inc. (a)	70,900	4,835,380
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	95,000	6,178,800
Alphabet, Inc.:
Class A (a)	47,300	49,825,820
Class C (a)	45,083	47,174,851
Facebook, Inc. Class A (a)	33,200	5,858,472
		109,037,943
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A	88,200	6,263,964
FleetCor Technologies, Inc. (a)	30,700	5,907,601
MasterCard, Inc. Class A	192,900	29,197,344
Paychex, Inc.	378,900	25,795,512
PayPal Holdings, Inc. (a)	90,595	6,669,604
Unisys Corp. (a)(b)	722,347	5,887,128
Visa, Inc. Class A	420,000	47,888,400
		127,609,553
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc.	940,090	60,184,562
Software - 5.0%
Adobe Systems, Inc. (a)	75,800	13,283,192
Autodesk, Inc. (a)	3,500	366,905
Microsoft Corp.	1,395,800	119,396,729
Oracle Corp.	301,500	14,254,920
SAP SE sponsored ADR	86,600	9,730,376
Ultimate Software Group, Inc. (a)	20,900	4,561,007
		161,593,129
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	425,900	72,075,057

TOTAL INFORMATION TECHNOLOGY		590,516,086

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	289,000	12,294,060
Intrepid Potash, Inc. (a)(b)	1,495,040	7,116,390
LyondellBasell Industries NV Class A	165,900	18,302,088
Monsanto Co.	175,700	20,518,246
Potash Corp. of Saskatchewan, Inc.	805,300	16,516,018
The Scotts Miracle-Gro Co. Class A	22,600	2,417,974
W.R. Grace & Co.	63,200	4,432,216
		81,596,992
Containers & Packaging - 0.4%
WestRock Co.	196,834	12,441,877
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (b)	15,400	708,246
Freeport-McMoRan, Inc. (a)	434,900	8,245,704
Lundin Mining Corp.	329,200	2,189,429
		11,143,379

TOTAL MATERIALS		105,182,248

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	4,700	670,549
Equinix, Inc.	8,100	3,671,082
Public Storage	21,300	4,451,700
		8,793,331
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	658,506	34,854,723
Zayo Group Holdings, Inc. (a)	26,100	960,480
		35,815,203
UTILITIES - 1.2%
Electric Utilities - 0.9%
Exelon Corp.	668,700	26,353,467
PPL Corp.	64,900	2,008,655
		28,362,122
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	870,094	10,310,614

TOTAL UTILITIES		38,672,736

TOTAL COMMON STOCKS
(Cost $2,448,025,873)		3,249,649,481

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $7,810,134)	7,810,134	6,013,803

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.36% (f)	7,804,095	7,805,656
Fidelity Securities Lending Cash Central Fund 1.36% (f)(g)	31,089,065	31,095,283
TOTAL MONEY MARKET FUNDS
(Cost $38,897,777)		38,900,939
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,494,733,784)		3,294,564,223
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(26,317,885)
NET ASSETS - 100%		$3,268,246,338

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,013,803 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,016
Fidelity Securities Lending Cash Central Fund	61,712
Total	$102,728

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$230,494,965	$230,494,965	$--	$--
Consumer Staples	262,252,155	256,710,523	5,541,632	--
Energy	424,322,171	424,322,171	--	--
Financials	760,279,882	760,279,882	--	--
Health Care	452,259,432	444,818,155	7,441,277	--
Industrials	341,061,272	341,061,272	--	--
Information Technology	590,516,086	590,516,086	--	--
Materials	105,182,248	105,182,248	--	--
Real Estate	8,793,331	8,793,331	--	--
Telecommunication Services	35,815,203	35,815,203	--	--
Utilities	38,672,736	38,672,736	--	--
Other	6,013,803	--	--	6,013,803
Money Market Funds	38,900,939	38,900,939	--	--
Total Investments in Securities:	$3,294,564,223	$3,275,567,511	$12,982,909	$6,013,803

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018